Revenue - Revenue by continent (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of revenue
Revenue	$ 174,094,786	$ 223,110,983
Europe
Disaggregation of revenue
Revenue	92,258,864	109,045,145
Asia
Disaggregation of revenue
Revenue	64,445,219	71,397,326
North America
Disaggregation of revenue
Revenue	13,625,121	30,690,207
South America
Disaggregation of revenue
Revenue	$ 3,765,582	$ 11,978,305